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                     WARBURG, PINCUS STRATEGIC VALUE FUND, INC.



         I, the undersigned, a duly elected officer of the Warburg, Pincus Strategic Value Fund, Inc., do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed June 27, 1997, and (ii) the text of such amendment was filed electronically.



         IN WITNESS WHEREOF, I have signed this Certificate on this 1st day of July, 1997.



                                     WARBURG, PINCUS STRATEGIC VALUE FUND, INC.



                                     By:/s/Janna Manes
                                     Name: Janna Manes
                                     Title: Assistant Secretary